NOTE 12 - COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021
Other Commitments [Line Items]
Operating Lease, Payments	$ 1,969	$ 3,045
Saunders [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering. See Note 13 for a detail of employment terms amended subsequent to March 31, 2022.			The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering.
Morris [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.	The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.
Willard [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the company and as Director. The term is 1 year commencing August 15,2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $3,000 until at least $5,000,000 funding has been received through the S-1 offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares, which were issued in June 2021. See Note 13 for a detail of employment terms amended subsequent to March 31, 2022.	The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the company and as Director. The term is 1 year commencing August 15, 2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $7,500 until at least $5,000,000 funding has been received through the S-1 offering
P C G Advisory [Member]
Other Commitments [Line Items]
Payments to Suppliers	$ 7,000
Share-Based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost	$ 7,000
Scotland Premisis [Member]
Other Commitments [Line Items]
Operating Lease, Payments				$ 11,128	$ 10,800
Lessee, Operating Lease, Renewal Term		12 months		12 months
Operating Lease, Cost				$ 1,000
New Premisis [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Renewal Term	12 months
Operating Lease, Cost	$ 600
New York Premisis [Member]
Other Commitments [Line Items]
Operating Lease, Payments	600	$ 0		1,200	$ 0
Lessee, Operating Lease, Renewal Term						12 months
Operating Lease, Cost	$ 200			$ 200